Property and Equipment	3 Months Ended
Mar. 31, 2026
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
4	PROPERTY AND EQUIPMENT

Property plant and equipment, net consisted of the following:

	March 31, 2026	December 31, 2025
Rental vehicles	26,992,348	26,899,522
Furniture and fixtures	1,505,387	1,479,966
Leasehold improvements	892,125	879,092
Less: Accumulated depreciation	(27,389,553)	(26,604,770)
Total property and equipment	2,000,307	2,653,810

Depreciation expense relating to property and equipment was US$784,783 and US$913,878 for the periods ended March 31, 2026 and 2025 respectively.

The following table summarizes the depreciation expenses recorded in the unaudited interim condensed consolidated statements of operations and comprehensive loss for the periods ended March 31, 2026 and 2025:

	January 1 -	January 1 -
	March 31, 2026	March 31, 2025
Cost of revenues	631,233	834,319
General and administrative expenses	153,550	79,559
Total	784,783	913,878